COMMITMENTS, CONTINGENCIES AND GUARANTEES - Summary of Letters of Credit Issued (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Issued letters of credit	$ 2,006	$ 2,126
Brookfield Renewable along with institutional partners
Disclosure of contingent liabilities [line items]
Issued letters of credit	115	100
Brookfield Renewable's subsidiaries
Disclosure of contingent liabilities [line items]
Issued letters of credit	$ 1,891	$ 2,026